Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Maturity of operating lease liability

Maturity of operating lease liability at June 30, 2026 is as follows:

Year Ending December 31,
2026 (remaining)	$61,506
2027	41,179
Total lease payments	102,685
Less: Interest	(1,066)
Present value of lease liability	$101,619

Maturity of operating lease liability at December 31, 2025 is as follows:

Year Ending December 31,
2026	121,988
2027	41,179
Total lease payments	163,167
Less: Interest	(2,826)
Present value of lease liability	$160,341